POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
POST-RETIREMENT BENEFITS	Post-Retirement Benefits
Barrick operates various post-employment plans, including both defined benefit and defined contribution pension plans and other post-retirement plans. The table below outlines where the Company’s post-employment amounts and activity are included in the financial statements:

For the years ended December 31	2020	2019
Balance sheet obligations for:
Defined pension benefits	$42	$39
Other post-retirement benefits	1	4
Liability in the balance sheet	$43	$43
Income statement charge included income statement for:
Defined pension benefits	$2	$1
Other post-retirement benefits	(3)	—
	($1)	$1
Measurements for:
Defined pension benefits	($4)	($5)
Other post-retirement benefits	—	2
	($4)	($3)
The amounts recognized in the balance sheet are determined as follows:

For the years ended December 31	2020	2019
Present value of funded obligations	$—	$69
Fair value of plan assets	(5)	(76)
(Surplus) deficit of funded plans	($5)	($7)
Present value of unfunded obligations	47	46
Total deficit of defined benefit pension plans	$42	$39
Impact of minimum funding requirement/asset ceiling	—	—
Liability in the balance sheet	$42	$39
a)   Defined Benefit Pension Plans
We have qualified defined benefit pension plans that cover certain of our former United States and Canadian employees and provide benefits based on an employee’s years of service. The plans operate under similar regulatory frameworks and generally face similar risks. The majority of benefit payments are from trustee-administered funds; however, there are also a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. Plan assets held in trust are governed by local regulations and practice in each country. Responsibility for governance of the plans - overseeing all aspects of the plans including investment decisions and contribution schedules - lies with the Company. We have set up pension committees to assist in the management of the plans and have also appointed experienced independent professional experts such as actuaries, custodians and trustees.

During 2020, the Company settled one of its defined benefit pension plans that covered certain United States employees. A settlement arrangement was agreed with the plan trustees that paid out all pension plan obligations relating to employees that participated in the plan. The expense recognized in the Income Statement for 2020, in relation to this settlement, was $1 million. A surplus of $5 million in assets is still outstanding and will be transferred to qualified replacement plans in the United States to cover Barrick’s contributions to those plans.

The significant actuarial assumptions were as follows:

As at December 31	Pension Plans 2020	Other Post-Retirement Benefits 2020	Pension Plans 2019	Other Post-Retirement Benefits 2019
Discount rate	1.95%-2.20%	2.25%	2.50%-3.30%	3.35%
b)   Other Post-Retirement Benefits
We provide post-retirement medical, dental, and life insurance benefits to certain employees in the United States. All of these plans are unfunded. The weighted average duration of the defined benefit obligation is 8 years (2019: 9 years).

	Less than a year	Between 1-2 years	Between 2-5 years	Over 5 years	Total
Pension benefits	$27	$7	$20	$95	$149
Other post-retirement benefits	—	—	1	3	4
At December 31, 2019	$27	$7	$21	$98	$153
Pension benefits	4	4	12	36	56
Other post-retirement benefits	—	—	—	—	—
At December 31, 2020	$4	$4	$12	$36	$56
c)    Defined Contribution Pension Plans
Certain employees take part in defined contribution employee benefit plans and we also have a retirement plan for certain officers of the Company. Our share of contributions to these plans, which is expensed in the year it is earned by the employee, was $75 million in 2020 (2019: $41 million)